Schedule of investments
Nomura Tax-Free Oregon Fund	March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.03%
Education Revenue Bonds — 12.31%
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	$ 492,955
Series A 144A 5.00% 6/15/49 #	500,000	451,545

(Redmond Proficiency Academy Project) Series A 144A 5.625% 6/15/55 #	310,000	303,174
(University of Portland Projects)
Series A 5.00% 4/1/55	1,500,000	1,497,990
Series A 5.50% 4/1/49	1,235,000	1,289,105

(Willamette University Projects) Series A 4.00% 10/1/51	500,000	385,855
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	800,180
University of Oregon General Revenue and Refunding
Series A 5.00% 4/1/46	500,000	534,240
		5,755,044
Electric Revenue Bonds — 6.62%
Central Lincoln People's Utility District of Oregon Revenue
5.00% 12/1/55	500,000	510,395
City of Eugene, Oregon Electric Utility System Revenue
5.00% 8/1/49	1,500,000	1,558,170
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	256,720
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	159,600
Series TT 5.00% 7/1/32 ‡	380,000	252,700
Series XX 5.25% 7/1/40 ‡	535,000	355,775
		3,093,360
Healthcare Revenue Bonds — 20.36%
Albany Hospital Facility Authority Senior Living Revenue
(Mennonite Village Project) Series A 5.375% 5/15/61	1,000,000	995,820
Astoria Hospital Facilities Authority Revenue
(Columbia Memorial Hospital Project)
5.25% 8/1/49	1,050,000	1,034,334
5.25% 8/1/54	500,000	484,435
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	1,000,000	711,510
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Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	$ 488,265
Oregon Health & Science University Revenue
(Green Bonds)
Series A 3.00% 7/1/51	1,815,000	1,264,021
Series A 4.00% 7/1/51	450,000	394,866
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	300,000	320,619
(Samaritan Health Services Project) Series A 5.00% 10/1/46	500,000	489,580
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	731,202
(Salem Health Projects)
Series A 4.00% 5/15/41	960,000	907,258
Series A 4.00% 5/15/49	310,000	270,602
Series A 5.00% 5/15/39	75,000	77,559
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	101,604
5.00% 7/1/41	535,000	541,762
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	703,298
		9,516,735
Housing Revenue Bond — 2.12%
Oregon State Housing & Community Services Department Revenue
(Single-Family Mortgage Program) Series A 4.75% 1/1/49	1,000,000	988,650
		988,650
Industrial Development Revenue/Pollution Control Revenue Bond — 1.23%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 0.60% 5/15/57 ^	12,355,000	572,654
		572,654
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 24.00%
City of Bend, Oregon
5.00% 6/1/43	1,000,000	$ 1,089,550
5.00% 6/1/54	500,000	515,900
City of Cannon Beach, Oregon
5.00% 6/1/49	500,000	518,285
City of Medford, Oregon
Series A 2.00% 6/1/33	350,000	310,496
City of Newport, Oregon
Series B 12.101% 6/1/29 (AG) ^	1,225,000	1,107,204
City of Portland, Oregon
(Transportation Projects) Series A 3.00% 10/1/33	300,000	295,578
City of Redmond, Oregon
(Airport Expansion Projects) Series A 5.50% 6/1/52 (AMT)	750,000	780,090
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	861,450
Clackamas County School District No. 35 Molalla River, Oregon
5.25% 6/15/54	1,000,000	1,049,560
Linn County Community School District No. 9 Lebanon, Oregon
5.50% 6/15/27 (NATL)	1,000,000	1,034,540
Multnomah County, Oregon School District No. 1 Portland, Oregon
3.00% 6/15/34	500,000	475,235
Multnomah County, Oregon School District No. 40
Series A 5.157% 6/15/51 ^	3,000,000	820,230
Washington & Multnomah Counties Beaverton School District No. 48J
Series A 4.478% 6/15/40 ^	750,000	399,502
(Current Interest Bonds)
Series B 5.00% 6/15/50	500,000	518,745
Series B 5.00% 6/15/53	1,000,000	1,027,990

(Deferred Interest Bonds) Series A 5.15% 6/15/44 ^	1,000,000	413,350
		11,217,705
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Schedule of investments
Nomura Tax-Free Oregon Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 14.46%
Commonwealth of Puerto Rico Revenue
3.437% 11/1/43 •	937,243	$ 629,124
(Subordinate) 2.412% 11/1/51 •	929,154	567,945
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,014,379	994,681
Oregon State Department of Administrative Services Lottery Revenue
(Tax-exempt Projects) Series A 5.25% 4/1/45	1,000,000	1,092,440
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,775,000	1,655,294
Series A-1 5.578% 7/1/46 ^	1,356,000	477,516
Series A-1 6.116% 7/1/51 ^	2,801,000	717,952
Tri-County Metropolitan Transportation District of Oregon Revenue
(Sustainability Bonds) Series A 3.00% 9/1/37	405,000	377,318
(Unrefunded) Series A 4.00% 9/1/40	245,000	245,000
		6,757,270
State General Obligation Bonds — 5.99%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	231,638
Series A-1 4.00% 7/1/46	500,000	429,645
Oregon State
(Article XI-Q State Projects)
Series A 5.25% 5/1/44	1,000,000	1,102,430
Series A 5.25% 5/1/50	500,000	530,090

(Veterans’ Welfare Bonds) Series I 5.10% 6/1/50	500,000	508,275
		2,802,078
Transportation Revenue Bonds — 9.18%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	750,000	792,278
(Subordinate)
Series A 5.00% 11/15/39	110,000	116,922
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Oregon State Department of Transportation Revenue
(Subordinate)
Series A 5.00% 11/15/45	500,000	$ 534,395
Port of Portland Oregon Airport Revenue
Series 28 4.00% 7/1/47 (AMT)	555,000	487,634
Series 28 5.00% 7/1/52 (AMT)	250,000	250,657
(Green Bonds)
Series 29 5.50% 7/1/53 (AMT)	1,000,000	1,037,260
Series 30A 5.25% 7/1/54 (AMT)	500,000	510,465
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	500,000	562,420
		4,292,031
Water & Sewer Revenue Bonds — 2.76%
City of Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/47	500,000	521,485
Series A 5.00% 10/1/54	750,000	770,633
		1,292,118
Total Municipal Bonds (cost $46,800,503)		46,287,645

Short-Term Investments — 0.64%
Variable Rate Demand Note — 0.64%
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.65% 8/1/34 (LOC - TD Bank, N.A.)¤	300,000	300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—99.67% (cost $47,100,503)		46,587,645

Receivables and Other Assets Net of Liabilities—0.33%		156,522
Net Assets Applicable to 3,893,996 Shares Outstanding—100.00%		$46,744,167
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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Schedule of investments
Nomura Tax-Free Oregon Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $1,568,293, which represents 3.36% of the Fund’s net assets.
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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